Short-Term Borrowings (Details)				6 Months Ended
	Mar. 24, 2023 USD ($)	Dec. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 24, 2023 CNY (¥)	Dec. 15, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Aug. 12, 2022 CNY (¥)
Short-Term Borrowings (Details) [Line Items]
Revolving loan facility				$ 1,062,962				$ 2,811,555
Interest expenses				$ 50,662	$ 28,768
Non Revolving Credit Facility [Member]
Short-Term Borrowings (Details) [Line Items]
Revolving loan facility	$ 655,251		$ 291,222			¥ 4,500,000			¥ 2,000,000
Interest rate	4.10%		4.35%			4.10%			4.35%
Term of bank loan	12 months		12 months
Revolving Credit Facility [Member]
Short-Term Borrowings (Details) [Line Items]
Revolving loan facility		$ 116,489					¥ 800,000
Interest rate		6.09%					6.09%
Term of bank loan		12 months